[LOGO] STATE STREET RESEARCH

Concentrated International Fund
--------------------------------------------------------------------------------
                         Annual Report to Shareholders
                         May 31, 2002

In This Report       Review of
                 Fund Performance

                                    [GRAPHIC]

                         plus
                            A Message from the Chairman
                            Comments from the Fund's Manager
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  12 Month Review
   A look at the fund and its market
   environment over the past 12 months

4  Performance in Perspective
   The most recent performance in the
   context of the fund's track record

6  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Looking Ahead

feels better than looking back over the events of September 11 and the global economic and market downturn of the past year. Yet, it helps to remember that cycles of military uncertainty, financial volatility and economic weakness have occurred before. And peace, order and prosperity have been restored. Even now, many foreign stock and bond markets have moved back into positive territory.

[PHOTO]
Richard S. Davis

In this environment, we believe it's more important than ever to feel comfortable with your investments for the long-term potential they offer. If you have questions after you read this report on fund performance, consider talking to your financial adviser about the role the fund plays in your portfolio. Your adviser can help you put current performance in historical perspective.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
May 31, 2002

[GRAPHIC]
12 Month Review Management's Discussion of Fund Performance Part 1

                            How State Street Research
                    Concentrated International Fund Performed

State Street Research Concentrated International Fund returned -14.25% for the 12-month period ended May 31, 2002.(1) That was less than the MSCI EAFE(R) Index, a broad measure of stock market performance in developed countries outside the U.S., which returned -9.60% for the same period.(2)

Reasons for the Fund's Performance

The fund lost ground as stock markets around the world were shaken by the September 11 terrorist attacks on the U.S. and hopes of a worldwide economic recovery were significantly pushed back. In addition, poor stock selection in Japan hurt the fund's performance, as did our holdings in the industrials sector. The fund's investments in energy and financial stocks were positive contributors to performance, as were our holdings in Canada and Sweden. In the financial sector, we benefited by avoiding the troubled Japanese bank stocks.

Looking Ahead

We continue to believe that a U.S. economic recovery--although less dramatic than previously anticipated--will lead the world out of recession. As a result, we have positioned the portfolio in companies that have the potential to benefit from a U.S. turnaround and in non-exporters positioned to benefit from the trickle-down effect of domestic growth. We have raised our stake in Japan from underweight to neutral because we feel that Japan is more likely to benefit from a U.S. recovery than Europe. We favor the paper, energy and metals and mining sectors, as well as selected areas of technology--primarily semiconductor and software stocks.

More of Management's Discussion of Fund Performance on pages 4 and 5. [_]

Class A Shares(1)

     -14.25% [DOWN ARROW]

"We expect a U.S.
 economic recovery
 to lead the world
 economy out of
 recession."

[PHOTO]
[PHOTO]
Eleanor Marsh and
Miren Etcheverry

Co-Portfolio Managers,
State Street Research
Concentrated
International Fund

MSCI EAFE
Index(2)

     -9.60% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Concentrated International Fund

The Fund at a Glance as of 5/31/02

State Street Research Concentrated International Fund invests in a limited number of international stocks.

Hits & Misses

[GRAPHIC]

Skandinaviska
Enskilda Banken

Now the largest Nordic bank, Skandinaviska Enskilda Banken was strengthened by recent mergers and is poised to benefit from economic recovery. We continue to own the stock based on the upside potential.

[GRAPHIC]

Rolls-Royce

We originally purchased this aircraft engine manufacturer because we believed it had potential as a cyclical growth stock. However, the stock price declined after the events of September 11 and we sold it because we were concerned that a reduction in tourism would lower demand.

Total Net Assets: $5 million

Top 10 Holdings

     Issuer/Security          % of fund assets

 1   Autoliv                              5.8%

 2   Takeda Chemical Industries           4.6%

 3   Domtar                               4.5%

 4   Seven-Eleven Japan                   4.4%

 5   Skandinaviska Enskilda Banken        4.0%

 6   CNOOC                                3.8%

 7   British Sky Broadcasting             3.7%

 8   Invensys                             3.6%

 9   Anglo American                       3.3%

10   Tate & Lyle                          3.3%

     Total                               41.0%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 5/31/02(4, 5)
(does not reflect sales charge)

               Life of Fund
     1 Year    (6/15/00)
--------------------------------
     -14.25%   -15.35%

MSCI EAFE Index as of 5/31/02(2)

               Life of Fund
     1 Year    (6/15/00)
--------------------------------
     -9.60%    -14.30%

Fund average annual total return as of 6/30/02(3, 4, 5)
(at maximum applicable sales charge)

               Life of Fund
     1 Year    (6/15/00)
--------------------------------
     -16.63%   -18.00%

MSCI EAFE Index as of 6/30/02(2)

               Life of Fund
     1 Year    (6/15/00)
--------------------------------
     -9.49%    -15.70%

See pages 4 and 5 for data on other share classes.

5 Largest Country Positions
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

May 31, 2001                            May 31, 2002

Japan               29.5%               Japan               23.4%
United Kingdom      18.3%               United Kingdom      20.6%
France              11.9%               Sweden              12.1%
Netherlands          9.9%               Italy                6.9%
Hong Kong            4.4%               Switzerland          5.0%

Ticker Symbols*

State Street Research Concentrated International Fund

Class A: SICAX Class B(1): SICPX Class B: SCIBX Class C: SCCIX Class S: SICSX

--------------------------------------------------------------------------------

(1)  Does not reflect sales charge.

(2) The MSCI EAFE(R) Index is a market capitalization weighted index, comprised of stocks from Europe, Australasia and the Far East. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3)  Performance reflects a maximum 5.75% Class A share front-end sales charge.

(4) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(5) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards, Also, because the fund has fewer holdings than more diversified funds, there is increased exposure to volatility and possible losses.

*    Proposed

[GRAPHIC]
Performance in Perspective Management's Discussion of Fund Performance Part 2

                     Performance Figures as of May 31, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period--say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any.) It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower distribution/service (12b-1) fee of 0.30%

                                                                    Life of Fund
                                                        1 Year       (6/15/00)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         -14.25%     -27.89%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                    -19.18%     -32.04%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                    -19.18%     -17.87%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Class A      MSCI EAFE Index
               -------      ---------------
6/15/00          9425            10000
5/31/01          7926             8109
5/31/02          6796             8590

--------------------------------------------------------------------------------
Class B(1) Back Load

o    No initial sales charge
o    Deferred sales charge of 5% or less on shares you sell within six years
o    Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                                        1 Year       (6/15/00)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         -14.85%     -28.84%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                    -19.11%     -31.69%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                    -19.11%     -17.66%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Class B(1)      MSCI EAFE Index
               ----------      ---------------
6/15/00         10000               10000
5/31/01          8356                8109
5/31/02          6831                8590


4  State Street Research Concentrated International Fund

--------------------------------------------------------------------------------
Class B Back Load
(only available through exchanges from another Class B account)

o    No initial sales charge
o    Deferred sales charge of 5% or less on shares you sell within five years
o    Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                                        1 Year       (6/15/00)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         -14.85%     -28.84%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                    -19.11%     -31.69%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                    -19.11%     -17.66%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Class B      MSCI EAFE Index
               -------      ---------------
6/15/00         10000            10000
5/31/01          8356             8109
5/31/02          6831             8590

--------------------------------------------------------------------------------
Class C Level Load

o    No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o    Lower deferred sales charge than Class B(1) shares
o    Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                    Life of Fund
                                                        1 Year       (6/15/00)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         -14.47%     -28.53%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                    -15.32%     -28.53%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                    -15.32%     -15.73%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Class C      MSCI EAFE Index
               -------      ---------------
6/15/00         10000            10000
5/31/01          8273             8109
5/31/02          7147             8590

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)
o    No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                                    Life of Fund
                                                        1 Year       (6/15/00)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         -14.21%     -27.68%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                    -14.21%     -27.68%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                    -14.21%     -15.23%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Class S      MSCI EAFE Index
               -------      ---------------
6/15/00         10000            10000
5/31/01          8431             8109
5/31/02          7232             8590

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The MSCI EAFE Index is a market capitalization weighted index, comprised of stocks from Europe, Australasia and the Far East. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate and you may have a gain or loss when you sell your shares. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards. Also, because the fund has fewer holdings than more diversified funds, there is increased exposure to volatility and possible losses.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations and give a summary of operations for the past fiscal year, on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6  State Street Research Concentrated International Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Concentrated International Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees are people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of its total assets in a limited number of foreign stocks and other securities, including common and preferred stocks, convertible securities, warrants and depositary receipts.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted at the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unreal ized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at the closing net asset value per share of the State Street Securities Lending Prime Portfolio on the day of valuation. As of May 31, 2002, there were no loaned securities.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

     o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Supchapter M of the Internal Revenue Code. As such the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


8  State Street Research Concentrated International Fund

Portfolio Holdings
--------------------------------------------------------------------------------
May 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

# Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares              Value
     ---------------------------------------------------------------------------

     Common Stocks 92.8% of net assets

     Australia 1.9%
     Broken Hill Proprietary Co.                       15,700            $95,946
                                                                  --------------

     Canada 4.5%
(3)  Domtar Inc.                                       19,000            222,666
                                                                  --------------

     Finland 2.9%
     Nokia AB Oy                                       10,100            144,331
                                                                  --------------

     France 2.4%
     CNP Assurances SA                                  3,000            118,244
                                                                  --------------

     Germany 1.9%
     Linde AG                                           1,900             94,054
                                                                  --------------

     Hong Kong 4.8%
     Cathay Pacific Airways Ltd.                       32,400             51,924
(6)  CNOOC Ltd.                                       137,400            185,846
                                                                  --------------
                                                                         237,770
                                                                  --------------

     Italy 6.9%
     Banca Mediolanum                                  12,000             89,216
     Saipem SpA                                        22,850            154,515
     Unicredito Italiano                               21,300             95,094
                                                                  --------------
                                                                         338,825
                                                                  --------------

     Japan 23.4%
     Advantest Corp.                                    1,200             82,175
     FANUC Ltd.                                         1,500             77,583
     Fujisawa Pharmaceutical Co. Ltd.                   4,000            100,544
     Nikon Corp.                                        8,900            104,040
     Nippon Steel Corp                                 66,000            107,408
     Rohm Co. Ltd.                                        300             44,181
(4)  Seven-Eleven Japan Co. Ltd.                        5,000            217,523
     Shin-etsu Chemical Co. Ltd.                        2,100             84,592
(2)  Takeda Chemical Industries Ltd.                    5,000            225,176
     Tokyo Broadcasting System Co.                      5,000            108,761
                                                                  --------------
                                                                       1,151,983
                                                                  --------------

     Netherlands 4.2%
     Heineken NV                                        2,000             85,965
     Philips Electronics NV                             3,820            118,953
                                                                  --------------
                                                                         204,918
                                                                  --------------

     Norway 2.2%
     Norsk Hydro ASA                                    2,200            110,803
                                                                  --------------


The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
May 31, 2002

     Issuer                                          Shares         Value
     ------------------------------------------------------------------------

     Sweden 12.1%
(1)  Autoliv Inc. #                                  12,300          $287,141
(5)  Skandinaviska Enskilda Banken AB                19,700           196,086
     Volvo AB                                         6,000           111,440
                                                                -------------
                                                                      594,667
                                                                -------------

     Switzerland 5.0%
     Novartis AG                                      2,000            85,787
     The Swatch Group AG                              8,300           160,816
                                                                -------------
                                                                      246,603
                                                                -------------

     United Kingdom 20.6%
(9)  Anglo American PLC                               9,100           165,028
(7)  British Sky Broadcasting PLC                    17,100           183,814
(8)  Invensys PLC                                   114,500           177,504
     Marks & Spencer PLC                             26,632           147,618
     Marks & Spencer PLC Series B                     1,000             1,005
     Sage Group PLC                                  43,200           110,881
(10) Tate & Lyle PLC                                 32,300           160,840
     WPP Group PLC                                    6,600            68,726
                                                                -------------
                                                                    1,015,416
                                                                -------------

     Total Common Stocks                                            4,576,226(1)
                                                                -------------

                                                  Principal
     Issuer                                          Amount         Value
     ------------------------------------------------------------------------

     Commercial Paper  8.4% of net assets

     American Express Credit Corp.,
       1.76%, 6/03/2002                            $150,000          $149,985
     General Electric Capital Corp.,
       1.75%, 6/03/2002                             150,000           149,986
     Household Finance Corp.,
       1.75%, 6/05/2002                             113,000           112,978
                                                                -------------

     Total Commercial Paper                                           412,949(2)
                                                                -------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $4,248,664 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The fund paid a total of $412,949 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Concentrated International Fund

                                                    % of
                                                 Net Assets         Value
     ------------------------------------------------------------------------

     Summary of Portfolio Assets

     Total Investments                                101.2%       $4,989,175(1)
     Cash and Other Assets, Less Liabilities           (1.2%)         (60,534)
                                                      -----     -------------
     Net Assets                                       100.0%       $4,928,641
                                                      =====     =============

--------------------------------------------------------------------------------
(1) The fund paid a total of $4,661,613 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At May 31, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $4,661,658 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                    $464,311

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                    (136,794)
                                                                  ------------
                                                                      $327,517
                                                                  ============
--------------------------------------------------------------------------------

At May 31, 2002, the fund had a capital loss carryforward of $1,547,573 available, to the extent provided in regulations, to offset future capital gains, if any, of which $400,103 and $1,147,470 expire on May 31, 2009, and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000, through May 31, 2001, the fund incurred net capital losses of $381,460 and has deferred and treated such losses as arising in the fiscal year ending May 31, 2002. From November 1, 2001, through May 31, 2002, the fund incurred net capital losses of approximately $266,000 and intends to defer and treat such losses as arising in the fiscal year ended May 31, 2003.

The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value                                            $4,989,175(1)
Cash                                                                    852
Receivable from distributor                                          38,132
Dividends receivable                                                  9,651
Receivable for fund shares sold                                         114
Other assets                                                         16,841
                                                               ------------
                                                                  5,054,765

Liabilities

Accrued transfer agent and shareholder services                      14,807
Payable for fund shares redeemed                                      6,788
Accrued administration fee                                            6,399
Accrued management fee                                                4,295
Accrued trustees' fees                                                2,751
Accrued distribution and service fees                                 2,562
Payable to custodian                                                    362(2)
Other accrued expenses                                               88,160
                                                               ------------
                                                                    126,124
                                                               ------------

Net Assets                                                       $4,928,641
                                                               ============

Net Assets consist of:
  Undistributed net investment income                               $13,783(3)
  Unrealized appreciation of investments                            327,562
  Unrealized appreciation of foreign
  currency and foreign currency translations                            326
  Accumulated net realized loss                                  (1,813,976)(3)
  Paid-in capital                                                 6,400,946
                                                               ------------
                                                                 $4,928,641(4)
                                                               ============

--------------------------------------------------------------------------------
(1) The fund paid a total of $4,661,613 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At May 31, 2002, the amount payable to the custodian bank represents the amount due for cash advance for the settlement of a security purchased.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (loss). At May 31, 2002, there was no difference between the book and tax distributable earnings. The tax-basis distributable earnings were $13,783 in undistributed ordinary income at May 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4)                Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets   /   Number of Shares   =   NAV
  A       $1,109,485            163,210          $6.80*
  B(1)    $1,603,465            238,924          $6.71**
  B         $495,993             73,905          $6.71**
  C         $394,080             58,493          $6.74**
  S       $1,325,618            194,448          $6.82

*    Maximum offering price per share = $7.21 ($6.80 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Concentrated International Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended May 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Interest                                                           $12,789(1)
Dividends, net of foreign taxes                                     69,030
                                                              ------------
                                                                    81,819

Expenses

Registration fees                                                  117,500
Reports to shareholders                                            107,504
Administration fee                                                 105,635(2)
Custodian fee                                                      104,369
Transfer agent and shareholder services                             96,511(3)
Management fee                                                      45,425(4)
Distribution and service fees - Class A                              3,532(5)
Distribution and service fees - Class B(1)                          12,320(5)
Distribution and service fees - Class B                              5,401(5)
Distribution and service fees - Class C                              4,230(5)
Audit fee                                                           18,300
Trustees' fees                                                       9,332(6)
Legal fees                                                           2,965
Miscellaneous                                                        2,656
                                                              ------------
                                                                   635,680
Expenses borne by the distributor                                 (545,746)(7)
Fees paid indirectly                                                  (857)(8)
                                                              ------------
                                                                    89,077
                                                              ------------
Net investment loss                                                 (7,258)
                                                              ------------

Realized and Unrealized Gain (Loss)
on Investments, Foreign Currency
and Forward Contracts

Net realized loss on investments                                (1,032,413)(9)
Net realized gain on foreign currency                                3,006
                                                              ------------
  Total net realized loss                                       (1,029,407)
                                                              ------------
Change in unrealized appreciation
  of investments                                                   256,487
Change in unrealized appreciation of
  foreign currency and forward contracts                            19,001
                                                              ------------
  Total change in unrealized appreciation                          275,488
                                                              ------------
Net loss on investments                                           (753,919)
                                                              ------------
Net decrease in net assets resulting
  from operations                                                ($761,177)
                                                              ============

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $9,449.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Includes a total of $38,157 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4)  The management fee is 1.00% of average net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(7) Represents the share of expenses that the fund's distributor and its affiliates have agreed to pay voluntarily, based on an agreement with the fund. In the future, the agreement allows the distributor to seek repayment from the fund (as long as these repayments do not cause the fund's expenses to exceed certain limits.) Currently, the agreement limits expenses to 1.40% of average daily net assets, exclusive of Rule 12b-1 fees and certain other expenses. The distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which the expenses were originally paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) The fund sold $7,076,868 worth of securities. During this same period, the fund also bought $7,738,050 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                                June 15, 2000
                                                                (commencement
                                               Year ended      of operations) to
                                              May 31, 2002       May 31, 2001
--------------------------------------------------------------------------------

Increase (Decrease) In Net Assets

Operations:
Net investment loss                               ($7,258)          ($16,223)
Net realized loss on investments,
  foreign currency and forward
  contracts                                    (1,029,407)          (772,977)
Change in unrealized
  appreciation of investments,
  foreign currency and
  forward contracts                               275,488             52,400
                                           ---------------------------------
Net decrease resulting
  from operations                                (761,177)          (736,800)
                                           ---------------------------------
Net increase from fund
  share transactions                              525,271          5,901,347(1)
                                           ---------------------------------
Total increase (decrease)
  in net assets                                  (235,906)         5,164,547

Net Assets

Beginning of year                               5,164,547                 --
                                           ---------------------------------
End of year                                    $4,928,641         $5,164,547(2)
                                           =================================

--------------------------------------------------------------------------------
(2) Includes undistributed net investment income of $13,783 and $18,035, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Concentrated International Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       June 15, 2000
                                                        Year ended              (commencement of operations)
                                                       May 31, 2002                   to May 31, 2001
                                            -----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     102,616          $697,365*          243,777        $2,098,878

Shares redeemed                                (133,945)         (900,667)          (49,238)         (399,707)
                                            -----------------------------------------------------------------
Net increase (decrease)                         (31,329)        ($203,302)          194,539        $1,699,171
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     106,988          $727,262**         167,653        $1,496,865

Shares redeemed                                 (25,458)         (169,132)***       (10,259)          (82,737)
                                            -----------------------------------------------------------------
Net increase                                     81,530          $558,130           157,394        $1,414,128
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                       1,977           $13,659            88,230          $804,642

Shares redeemed                                  (9,490)          (64,258)***        (6,812)          (59,744)
                                            -----------------------------------------------------------------
Net increase (decrease)                          (7,513)         ($50,599)           81,418          $744,898
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                         582            $4,098            64,363          $598,169

Shares redeemed                                  (5,938)          (39,681)             (514)           (4,205)
                                            -----------------------------------------------------------------
Net increase (decrease)                          (5,356)         ($35,583)           63,849          $593,964
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     523,161        $3,508,076           165,056        $1,526,295

Shares redeemed                                (484,314)       (3,251,451)           (9,455)          (77,109)
                                            -----------------------------------------------------------------
Net increase                                     38,847          $256,625           155,601        $1,449,186
                                            =================================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At May 31, 2002, the Adviser owned one share of each of Class A shares, Class B(1) shares, Class B shares, Class C shares and Class S shares and MetLife owned 53,022 shares of each of Class A shares, Class B(1) shares, Class B shares, and Class C shares and 106,045 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $802 and $1,577.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $4,376 for Class B(1) were paid by the distributor, not the fund.

*** Includes $3,060 and $213 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                             Class A
                                                                      ======================
                                                                        Years ended May 31
                                                                      ----------------------
Per-Share Data                                                        2002(a)   2001(a)(e)
============================================================================================
 Net asset value, beginning of year ($)                                 7.93        9.43
                                                                       -----       -----
  Net investment income (loss) ($)*                                     0.00       (0.01)
  Net realized and unrealized loss on investments,
  foreign currency and forward contracts ($)                           (1.13)      (1.49)
                                                                       -----       -----
 Total from investment operations ($)                                  (1.13)      (1.50)
                                                                       -----       -----
 Net asset value, end of year ($)                                       6.80        7.93
                                                                       =====       =====
 Total return (%) (b)                                                 (14.25)     (15.91)(c)

Ratios/Supplemental Data
============================================================================================
 Net assets at end of year ($ thousands)                               1,109       1,543
 Expense ratio (%)*                                                     1.72        1.72(d)
 Expense ratio after expense reductions (%)*                            1.70        1.70(d)
 Ratio of net investment income (loss) to average net assets (%)*       0.03       (0.17)(d)
 Portfolio turnover rate (%)                                          175.79      196.14
 *Reflects voluntary reduction of expenses of these amounts (%)        11.86        6.03(d)

                                                                            Class B(1)
                                                                      ======================
                                                                        Years ended May 31
                                                                      ----------------------
Per-Share Data                                                        2002(a)   2001(a)(e)
============================================================================================
 Net asset value, beginning of year ($)                                 7.88        9.43
                                                                       -----       -----
  Net investment loss ($)*                                             (0.04)      (0.07)
  Net realized and unrealized loss on investments, foreign currency
  and forward contracts ($)                                            (1.13)      (1.48)
                                                                       -----       -----
 Total from investment operations ($)                                  (1.17)      (1.55)
                                                                       -----       -----
 Net asset value, end of year ($)                                       6.71        7.88
                                                                       =====       =====
 Total return (%) (b)                                                 (14.85)     (16.44)(c)

Ratios/Supplemental Data
============================================================================================
 Net assets at end of year ($ thousands)                               1,603       1,240
 Expense ratio (%)*                                                     2.42        2.42(d)
 Expense ratio after expense reductions (%)*                            2.40        2.40(d)
 Ratio of net investment loss to average net assets (%)*               (0.55)      (0.87)(d)
 Portfolio turnover rate (%)                                          175.79      196.14
 *Reflects voluntary reduction of expenses of these amounts (%)        12.00        6.05(d)

The text and notes are an integral part of the financial statements.

16  State Street Research Concentrated International Fund

                                                                             Class B
                                                                      ======================
                                                                        Years ended May 31
                                                                      ----------------------
Per-Share Data                                                        2002(a)   2001(a)(e)
============================================================================================
 Net asset value, beginning of year ($)                                 7.88        9.43
                                                                       -----       -----
  Net investment loss ($)*                                             (0.05)      (0.06)
  Net realized and unrealized loss on investments,
  foreign currency and forward contracts ($)                           (1.12)      (1.49)
                                                                       -----       -----
 Total from investment operations ($)                                  (1.17)      (1.55)
                                                                       -----       -----
 Net asset value, end of year ($)                                       6.71        7.88
                                                                       =====       =====
 Total return (%) (b)                                                 (14.85)     (16.44)(c)

Ratios/Supplemental Data:
============================================================================================
 Net assets at end of year ($ thousands)                                 496         642
 Expense ratio (%)*                                                     2.42        2.42(d)
 Expense ratio after expense reductions (%)*                            2.40        2.40(d)
 Ratio of net investment loss to average net assets (%)*               (0.70)      (0.77)(d)
 Portfolio turnover rate (%)                                          175.79      196.14
 *Reflects voluntary reduction of expenses of these amounts (%)        12.22        6.11(d)

                                                                            Class C
                                                                      ======================
                                                                        Years ended May 31
                                                                      ----------------------
Per-Share Data                                                        2002(a)   2001(a)(e)
============================================================================================
 Net asset value, beginning of year ($)                                 7.88        9.43
                                                                       -----       -----
  Net investment loss ($)*                                             (0.04)      (0.06)
  Net realized and unrealized loss on investments,
  foreign currency and forward contracts ($)                           (1.10)      (1.49)
                                                                       -----       -----
 Total from investment operations ($)                                  (1.14)      (1.55)
                                                                       -----       -----
 Net asset value, end of year ($)                                       6.74        7.88
                                                                       =====       =====
 Total return (%) (b)                                                 (14.47)     (16.44)(c)

Ratios/Supplemental Data
============================================================================================
 Net assets at end of year ($ thousands)                                 394         503
 Expense ratio (%)*                                                     2.42        2.42(d)
 Expense ratio after expense reductions (%)*                            2.40        2.40(d)
 Ratio of net investment loss to average net assets (%)*               (0.54)      (0.75)(d)
 Portfolio turnover rate (%)                                          175.79      196.14
 *Reflects voluntary reduction of expenses of these amounts (%)        12.22        6.11(d)

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  Not annualized.
(d)  Annualized.
(e)  June 15, 2000 (commencement of operations), to May 31, 2001.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                             Class S
                                                                      ======================
                                                                        Years ended May 31
                                                                      ----------------------
Per-Share Data                                                        2002(a)   2001(a)(e)
============================================================================================
 Net asset value, beginning of year ($)                                 7.95        9.43
                                                                       -----       -----
  Net investment income ($)*                                            0.03        0.02
  Net realized and unrealized loss on investments,
  foreign currency and forward contracts ($)                           (1.16)      (1.50)
                                                                       -----       -----
 Total from investment operations ($)                                  (1.13)      (1.48)
                                                                       -----       -----
 Net asset value, end of year ($)                                       6.82        7.95
                                                                       =====       =====
 Total return (%) (b)                                                 (14.21)     (15.69)(c)

Ratios/Supplemental Data
============================================================================================
 Net assets at end of year ($ thousands)                               1,326       1,237
 Expense ratio (%)*                                                     1.42        1.42(d)
 Expense ratio after expense reductions (%)*                            1.40        1.40(d)
 Ratio of net investment income to average net assets (%)*              0.44        0.21(d)
 Portfolio turnover rate (%)                                          175.79      196.14
 *Reflects voluntary reduction of expenses of these amounts (%)        12.01        6.07(d)

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  Not annualized.
(d)  Annualized.
(e)  June 15, 2000 (commencement of operations), to May 31, 2001.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Growth Trust and the Shareholders of
State Street Research Concentrated International Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Research Concentrated International Fund (a series of State Street Research Growth Trust, hereafter referred to as the "Trust") at May 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 8, 2002


18  State Street Research Concentrated International Fund

State Street Research Growth Trust

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================

Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly, Chairman of the Board,        28             Ceridian Corporation
(56)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee     Since 1997   Retired; formerly, Senior Vice President         48             Metropolitan Series Fund,
Garban                                   for Finance and Operations and Treasurer,                       Inc.(d)
(64)                                     The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee     Since 1984   Retired; formerly, Executive Vice President,     48             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(70)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1999   Dean, School of Business and Public              28             None
Phillips                                 Management, George Washington
(57)                                     University; formerly, a member of the
                                         Board of Governors of the Federal
                                         Reserve System; and Chairman and
                                         Commissioner of the Commodity Futures
                                         Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1992   President, Founders Investments                  48             A. P. PHARMA, Inc.; and
Rosenblatt                               Ltd. (investments); formerly,                                   Metropolitan Series Fund,
(64)                                     President, The Glen Ellen Company                               Inc.(d)
                                         (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1989   Jay W. Forrester Professor of                    48             Metropolitan Series Fund,
Scott Morton                             Management, Sloan School of Management,                         Inc.(d)
(64)                                     Massachusetts Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly, Partner, Dechert             28             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(71)                                                                                                     portfolios); The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================

Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President                 28             None
Davis[dd]                                and Chief Executive Officer of
(56)                                     State Street Research & Management
                                         Company; formerly, Senior Vice
                                         President, Fixed Income Investments,
                                         Metropolitan Life Insurance Company;
                                         and Managing Director, J.P. Morgan
                                         Investment Management
====================================================================================================================================

Officers

Miren            Vice       Since 2002   Senior Vice President of State Street             6             None
Etcheverry     President                 Research & Management Company; formerly,
(47)                                     portfolio manager, Credit Agricole Asset
                                         Management; and portfolio manager, John
                                         Hancock Funds
------------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001   Managing Director, Chief Financial Officer       28             None
Lombardo       President                 and Director of State Street Research &
(47)                                     Management Company; formerly, Executive Vice
                                         President, State Street Research &
                                         Management Company; and Senior Vice
                                         President, Product and Financial Management,
                                         MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Eleanor H.       Vice       Since 2002   Senior Vice President of State Street            11             None
Marsh          President                 Research & Management Company; formerly,
(42)                                     Vice President, State Street Research &
                                         Management Company; and analyst and
                                         portfolio manager, Evergreen Investment
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
James M.         Vice       Since 1997   Managing Director and Director of State          26             None
Weiss          President                 Street Research & Management Company;
(56)                                     formerly, Executive Vice President and
                                         Senior Vice President, State Street Research
                                         & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 1997   Senior Vice President of State Street            16             None
Woodworth,     President                 Research & Management Company
Jr. (64)
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.     Treasurer    Since 2001   Senior Vice President and Treasurer of           28             None
Romich                                   State Street Research & Management Company;
(45)                                     formerly, Vice President and Assistant
                                         Treasurer, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.     Secretary    Since 1995   Managing Director, General Counsel and           28             None
McNamara, III                            Secretary of State Street Research &
(46)                                     Company; formerly, Executive Vice President
                                         and Senior Vice President, State Street
                                         Research & Management Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.
[dd] Mr. Davis is an "interested person" of the Trust under the 1940 Act by reason of his affiliation with the Investment Manager as noted.

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]

State Street Research introduces electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1)   Aurora Fund is closed to new investors.

(2)   Formerly Strategic Growth & Income Fund

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Concentrated International Fund prospectus. When used after September 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                            Asset Allocation Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690
Cover image: (C) Corbis Images/PictureQuest

CONTROL NUMBER:(exp0703)SSR-LD                                      CI-4016-0702